Submission	Mar. 06, 2025
Submission [Line Items]
Central Index Key	0001841925
Registrant Name	indie Semiconductor, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES